Stockholders' Equity: (Details) (Common stock warrants [Member], USD $)	12 Months Ended
Dec. 31, 2012
Common stock warrants [Member]
Assumptions for calculating fair value of the common stock warrants
Risk free rate	2.60%
Expected life of warrants	10 years
Expected dividend yield	3.50%
Expected volatility	26.50%
Weighted average fair value	$ 2.28